Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 148,185	$ 160,830
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	95,574	103,868
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	10,419	14,630
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,978	33,947
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,214	$ 8,385